Note 10 - Long-term Debt (Details) - Principal Payments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Principal Payments [Abstract]
2015	$ 42,614,213
2016	75,650,797
2017	38,855,837
2018	48,066,587
2019	19,491,587
Thereafter	100,824,832
Total	$ 325,503,853	$ 352,868,622